Note 2 - Loans Receivable - Credit Quality Indicators (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Loans receivable, before allowance and fee	$ 30,666,000	$ 32,039,000
Financing receivable, originated current year	1,178,000	1,376,000
Financing receivable, originated year two	2,003,000	5,581,000
Financing receivable, originated year three	5,413,000	5,430,000
Financing receivable, originated year four	5,193,000	4,764,000
Financing receivable, originated year five	3,771,000	1,771,000
Financing receivable, originated prior	13,108,000	13,117,000
Financing receivable, originated current year, write offs	0	0
Financing receivable, originated year two, write offs	0	0
Financing receivable, originated year three, write offs	0	0
Financing receivable, originated year four, write offs	0	0
Financing receivable, originated year five, write offs	0	0
Financing receivable, originated prior, write offs	15,000	0
Financing Receivable, Excluding Accrued Interest, Allowance for Credit Loss, Writeoff	15,000	0
Pass [Member]
Loans receivable, before allowance and fee	30,666,000	32,005,000
Financing receivable, originated current year	1,178,000	1,376,000
Financing receivable, originated year two	2,003,000	5,581,000
Financing receivable, originated year three	5,413,000	5,430,000
Financing receivable, originated year four	5,193,000	4,764,000
Financing receivable, originated year five	3,771,000	1,771,000
Financing receivable, originated prior	13,108,000	13,083,000
Special Mention [Member]
Loans receivable, before allowance and fee	0	0
Financing receivable, originated current year	0	0
Financing receivable, originated year two	0	0
Financing receivable, originated year three	0	0
Financing receivable, originated year four	0	0
Financing receivable, originated year five	0	0
Financing receivable, originated prior	0	0
Substandard [Member]
Loans receivable, before allowance and fee	0	34,000
Doubtful [Member]
Loans receivable, before allowance and fee	0	0
Classified [Member]
Loans receivable, before allowance and fee	0	34,000
Financing receivable, originated current year	0	0
Financing receivable, originated year two	0	0
Financing receivable, originated year three	0	0
Financing receivable, originated year four	0	0
Financing receivable, originated year five	0	0
Financing receivable, originated prior	0	34,000
Real Estate Loan [Member]
Loans receivable, before allowance and fee	30,371,000	31,713,000
Share Loans [Member]
Loans receivable, before allowance and fee	295,000	326,000
Financing receivable, originated current year	0	0
Financing receivable, originated year two	0	212,000
Financing receivable, originated year three	185,000	0
Financing receivable, originated year four	0	0
Financing receivable, originated year five	0	50,000
Financing receivable, originated prior	110,000	64,000
Financing receivable, originated current year, write offs	0	0
Financing receivable, originated year two, write offs	0	0
Financing receivable, originated year three, write offs	0	0
Financing receivable, originated year four, write offs	0	0
Financing receivable, originated year five, write offs	0	0
Financing receivable, originated prior, write offs	0	0
Financing Receivable, Excluding Accrued Interest, Allowance for Credit Loss, Writeoff	0	0
Share Loans [Member] | Pass [Member]
Loans receivable, before allowance and fee	295,000	326,000
Financing receivable, originated current year	0	0
Financing receivable, originated year two	0	212,000
Financing receivable, originated year three	185,000	0
Financing receivable, originated year four	0	0
Financing receivable, originated year five	0	50,000
Financing receivable, originated prior	110,000	64,000
Share Loans [Member] | Special Mention [Member]
Loans receivable, before allowance and fee	0	0
Financing receivable, originated current year	0	0
Financing receivable, originated year two	0	0
Financing receivable, originated year three	0	0
Financing receivable, originated year four	0	0
Financing receivable, originated year five	0	0
Financing receivable, originated prior	0	0
Share Loans [Member] | Substandard [Member]
Loans receivable, before allowance and fee	0	0
Share Loans [Member] | Doubtful [Member]
Loans receivable, before allowance and fee	0	0
Share Loans [Member] | Classified [Member]
Loans receivable, before allowance and fee	0	0
Financing receivable, originated current year	0	0
Financing receivable, originated year two	0	0
Financing receivable, originated year three	0	0
Financing receivable, originated year four	0	0
Financing receivable, originated year five	0	0
Financing receivable, originated prior	0	0
Residential Portfolio Segment [Member] | Real Estate Loan [Member]
Loans receivable, before allowance and fee	29,774,000	30,988,000
Financing receivable, originated current year	1,178,000	1,358,000
Financing receivable, originated year two	2,003,000	5,369,000
Financing receivable, originated year three	5,228,000	5,430,000
Financing receivable, originated year four	5,193,000	4,764,000
Financing receivable, originated year five	3,771,000	1,721,000
Financing receivable, originated prior	12,401,000	12,346,000
Financing receivable, originated current year, write offs	0	0
Financing receivable, originated year two, write offs	0	0
Financing receivable, originated year three, write offs	0	0
Financing receivable, originated year four, write offs	0	0
Financing receivable, originated year five, write offs	0	0
Financing receivable, originated prior, write offs	15,000	0
Financing Receivable, Excluding Accrued Interest, Allowance for Credit Loss, Writeoff	15,000	0
Residential Portfolio Segment [Member] | Real Estate Loan [Member] | Pass [Member]
Loans receivable, before allowance and fee	29,774,000	30,954,000
Financing receivable, originated current year	1,178,000	1,358,000
Financing receivable, originated year two	2,003,000	5,369,000
Financing receivable, originated year three	5,228,000	5,430,000
Financing receivable, originated year four	5,193,000	4,764,000
Financing receivable, originated year five	3,771,000	1,721,000
Financing receivable, originated prior	12,401,000	12,312,000
Residential Portfolio Segment [Member] | Real Estate Loan [Member] | Special Mention [Member]
Loans receivable, before allowance and fee	0	0
Financing receivable, originated current year	0	0
Financing receivable, originated year two	0	0
Financing receivable, originated year three	0	0
Financing receivable, originated year four	0	0
Financing receivable, originated year five	0	0
Financing receivable, originated prior	0	0
Residential Portfolio Segment [Member] | Real Estate Loan [Member] | Substandard [Member]
Loans receivable, before allowance and fee	0	34,000
Residential Portfolio Segment [Member] | Real Estate Loan [Member] | Doubtful [Member]
Loans receivable, before allowance and fee	0	0
Residential Portfolio Segment [Member] | Real Estate Loan [Member] | Classified [Member]
Loans receivable, before allowance and fee	0	34,000
Financing receivable, originated current year	0	0
Financing receivable, originated year two	0	0
Financing receivable, originated year three	0	0
Financing receivable, originated year four	0	0
Financing receivable, originated year five	0	0
Financing receivable, originated prior	0	34,000
Residential Portfolio Segment [Member] | One to Four Family [Member]
Loans receivable, before allowance and fee	28,304,000	29,964,000
Construction Portfolio Segment [Member] | Real Estate Loan [Member]
Loans receivable, before allowance and fee	0	18,000
Financing Receivable, Excluding Accrued Interest, Allowance for Credit Loss, Writeoff	(0)	(0)
Construction Portfolio Segment [Member] | Real Estate Loan [Member] | Pass [Member]
Loans receivable, before allowance and fee	0	18,000
Construction Portfolio Segment [Member] | Real Estate Loan [Member] | Special Mention [Member]
Loans receivable, before allowance and fee	0	0
Construction Portfolio Segment [Member] | Real Estate Loan [Member] | Substandard [Member]
Loans receivable, before allowance and fee	0	0
Construction Portfolio Segment [Member] | Real Estate Loan [Member] | Doubtful [Member]
Loans receivable, before allowance and fee	0	0
Construction Portfolio Segment [Member] | One to Four Family [Member]
Loans receivable, before allowance and fee	0	0
Financing receivable, originated current year	0	0
Financing receivable, originated year two	0	0
Financing receivable, originated year three	0	0
Financing receivable, originated year four	0	0
Financing receivable, originated year five	0	0
Financing receivable, originated prior	0	0
Financing receivable, originated current year, write offs	0	0
Financing receivable, originated year two, write offs	0	0
Financing receivable, originated year three, write offs	0	0
Financing receivable, originated year four, write offs	0	0
Financing receivable, originated year five, write offs	0	0
Financing receivable, originated prior, write offs	0	0
Financing Receivable, Excluding Accrued Interest, Allowance for Credit Loss, Writeoff	0	0
Construction Portfolio Segment [Member] | One to Four Family [Member] | Pass [Member]
Loans receivable, before allowance and fee	0	18,000
Financing receivable, originated current year	0	18,000
Financing receivable, originated year two	0	0
Financing receivable, originated year three	0	0
Financing receivable, originated year four	0	0
Financing receivable, originated year five	0	0
Financing receivable, originated prior	0	0
Construction Portfolio Segment [Member] | One to Four Family [Member] | Special Mention [Member]
Loans receivable, before allowance and fee	0	0
Financing receivable, originated current year	0	0
Financing receivable, originated year two	0	0
Financing receivable, originated year three	0	0
Financing receivable, originated year four	0	0
Financing receivable, originated year five	0	0
Financing receivable, originated prior	0	0
Construction Portfolio Segment [Member] | One to Four Family [Member] | Classified [Member]
Loans receivable, before allowance and fee	0	18,000
Financing receivable, originated current year	0	18,000
Financing receivable, originated year two	0	0
Financing receivable, originated year three	0	0
Financing receivable, originated year four	0	0
Financing receivable, originated year five	0	0
Financing receivable, originated prior	0	0
Commercial Real Estate Portfolio Segment [Member]
Loans receivable, before allowance and fee	597,000	707,000
Financing receivable, originated current year	0	0
Financing receivable, originated year two	0	0
Financing receivable, originated year three	0	0
Financing receivable, originated year four	0	0
Financing receivable, originated year five	0	0
Financing receivable, originated prior	597,000	707,000
Financing receivable, originated current year, write offs	0	0
Financing receivable, originated year two, write offs	0	0
Financing receivable, originated year three, write offs	0	0
Financing receivable, originated year four, write offs	0	0
Financing receivable, originated year five, write offs	0	0
Financing receivable, originated prior, write offs	0	0
Financing Receivable, Excluding Accrued Interest, Allowance for Credit Loss, Writeoff	0	0
Commercial Real Estate Portfolio Segment [Member] | Pass [Member]
Loans receivable, before allowance and fee	597,000	707,000
Financing receivable, originated current year	0	0
Financing receivable, originated year two	0	0
Financing receivable, originated year three	0	0
Financing receivable, originated year four	0	0
Financing receivable, originated year five	0	0
Financing receivable, originated prior	597,000	707,000
Commercial Real Estate Portfolio Segment [Member] | Special Mention [Member]
Loans receivable, before allowance and fee	0	0
Financing receivable, originated current year	0	0
Financing receivable, originated year two	0	0
Financing receivable, originated year three	0	0
Financing receivable, originated year four	0	0
Financing receivable, originated year five	0	0
Financing receivable, originated prior	0	0
Commercial Real Estate Portfolio Segment [Member] | Classified [Member]
Loans receivable, before allowance and fee	0	0
Financing receivable, originated current year	0	0
Financing receivable, originated year two	0	0
Financing receivable, originated year three	0	0
Financing receivable, originated year four	0	0
Financing receivable, originated year five	0	0
Financing receivable, originated prior	0	0
Commercial Real Estate Portfolio Segment [Member] | Real Estate Loan [Member]
Loans receivable, before allowance and fee	597,000	707,000
Commercial Real Estate Portfolio Segment [Member] | Real Estate Loan [Member] | Pass [Member]
Loans receivable, before allowance and fee	597,000	707,000
Commercial Real Estate Portfolio Segment [Member] | Real Estate Loan [Member] | Special Mention [Member]
Loans receivable, before allowance and fee	0	0
Commercial Real Estate Portfolio Segment [Member] | Real Estate Loan [Member] | Substandard [Member]
Loans receivable, before allowance and fee	0	0
Commercial Real Estate Portfolio Segment [Member] | Real Estate Loan [Member] | Doubtful [Member]
Loans receivable, before allowance and fee	$ 0	$ 0